Note 18 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Note 18 - Subsequent Events

Note 18 - Subsequent Events

Subsequent events have been evaluated through November 14, 2025, which is the date these condensed consolidated financial statements were available for issuance. The Company is not aware of any subsequent events that would require recognition or disclosure in the condensed consolidated financial statements except for the event discussed below.

Reverse Stock Split

On August 7, 2025, the Board of Directors approved a reverse stock split of the Company’s issued and outstanding common stock at a ratio of not less than 1-for-2 and not greater than 1-for-100, subject to receipt of a market effective date from FINRA. The Company has yet to file the documentation for this reverse stock split with the State of Nevada but has initiated the process with FINRA. The reverse stock split will not be effective until FINRA provides a market effective date. On November 6, 2025, the Board of Directors and the majority shareholders of Stewards, Inc. approved the abandonment of the previously authorized reverse stock split, originally approved on August 7, 2025, which had provided for a potential split ratio between 1-for-2 and 1-for-100. The Board determined that proceeding with the reverse split was no longer in the best interest of the Company or its shareholders.

Share Exchange Agreement on Block 40 LLC’s Class B Preferred Units

The Company has entered into a Share Exchange Agreement dated September 30, 2025 with certain noncontrolling shareholders of Block 40 (the “Investors”) to exchange the Class B preferred units in Block 40 LLC for the Company’s common stock.

Note Payable

On September 23, 2025, the Company entered into a revolving promissory note agreement with an investor for $1,000,000, promissory note bears interest at 15% per annum. This amount has been received on October 3, 2025.

Second Amendment to Business Commission Agreement

On October 30, 2025, the Company executed a Second Amendment to the Business Commission Agreement with Robinpaws LLC. The Second Amendment replaces and terminates all prior compensation terms under the original agreement and the first amendment and establishes a fixed compensation package consisting of:

•	A lump-sum cash payment of $460,000, payable in three monthly installments beginning January 1, 2026 through March 31,2026 ($200,000, $200,000, and $60,000); and

•	The issuance of 2,125,000 shares of the Company’s common stock to Robinpaws LLC within thirty (30) days of the amendment’s effective date.

Securities Purchase Agreement and Pre-Funded Warrants

On November 3, 2025, the Company, doing business as Stewards Inc., entered into a Securities Purchase Agreement (the “Agreement”) with Dolomite Foundation, a Cayman Islands foundation acting for itself and on behalf of its syndicate of investors (the “Dolomite Syndicate”). Pursuant to the Agreement, the Company agreed to issue pre-funded warrants to purchase up to 2,450,980 shares of its common stock. The economic value per warrant share is $4.08, based on the 30-trading-day volume-weighted average price (VWAP) of the Company’s common stock for the period from September 19, 2025 to October 30, 2025. The actual exercise price of the prefunded warrants is .0001 per share, with substantially all consideration delivered upfront via $DOLO tokens as in-kind payment. The transaction provides for an aggregate investment amount of $10,000,000, payable in $DOLO tokens as in-kind consideration. The warrants are structured in ten equal tranches of $1,000,000 each, becoming exercisable upon achievement of specified $DOLO 30-day VWAP milestones. Tokens are held in a jointly controlled multi-signature wallet on the Arbitrum One blockchain, requiring a three-of-four authorization threshold (two company signatories and two investor signatories) for any release. Shares issued upon exercise of the warrants will be subject to a 12-month lock-up period, and all unissued tranches are subject to cancellation in the event that $DOLO’s 30-day VWAP falls below $0.01. The structure is designed to align the Company’s digital-asset exposure with Dolomite’s platform development milestones while minimizing immediate dilution and supporting the Company’s longer-term liquidity and capital-efficiency objectives. Proceeds of the transaction are intended to support continued growth of the Private Credit and Real Estate segments and the controlled implementation of the Company’s digital-asset strategy.

20,621,250 Shares of Common Stock

_____________________

PROSPECTUS

_____________________

November 17, 2025

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS DOCUMENT OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THIS PROSPECTUS IS NOT AN OFFER TO SELL COMMON STOCK AND IS NOT SOLICITING AN OFFER TO BUY COMMON STOCK IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PART II INFORMATION NOT REQUIRED IN THE PROSPECTUS

Item 13. Other Expenses of Issuance and Distribution

Securities and Exchange Commission Registration Fee	$13,570.68
Transfer Agent Fees*	$2,000
Accounting fees and expenses*	$10,000
Legal fees and expenses*	$10,000
Blue Sky fees and expenses*	$—
Total*	$35,570.68

* Estimated

Item 14. Indemnification of Directors and Officers.

The Nevada Revised Statutes limits or eliminates the personal liability of directors to corporations and their stockholders for monetary damages for breaches of directors’ fiduciary duties as directors. Our bylaws include provisions that require the company to indemnify our directors or officers against monetary damages for actions taken as a director or officer of our Company. We are also expressly authorized to carry directors’ and officers’ insurance to protect our directors, officers, employees and agents for certain liabilities. Our articles of incorporation do not contain any limiting language regarding director immunity from liability.

The limitation of liability and indemnification provisions under the Nevada Revised Statutes and our bylaws may discourage stockholders from bringing a lawsuit against directors for breach of their fiduciary duties. These provisions may also have the effect of reducing the likelihood of derivative litigation against directors and officers, even though such an action, if successful, might otherwise benefit us and our stockholders. However, these provisions do not limit or eliminate our rights, or those of any stockholder, to seek non-monetary relief such as injunction or rescission in the event of a breach of a director’s fiduciary duties. Moreover, the provisions do not alter the liability of directors under the federal securities laws. In addition, your investment may be adversely affected to the extent that, in a class action or direct suit, we pay the costs of settlement and damage awards against directors and officers pursuant to these indemnification provisions.

With regard to the foregoing provisions, or otherwise, we have been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of the Corporation in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the common shares being registered, we will, unless in the opinion of our counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by us is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such case.

Item 15. Recent Sales of Unregistered Securities.

For the past three years, the Company has engaged in the following equity events:

On March 8, 2021, the Company authorized the issuance of 800,000 restricted shares of Common Stock to Richard Dubi and Liro Holdings, controlled by Rocco Trotta for services valued at $336,000 or $0.42 per share.

On June 30, 2021, the Company authorized the issuance of 750,000 restricted shares of Common Stock to Richard Dubi and Liro Holdings, controlled by Rocco Trotta for services valued at $315,000 or $0.42 per share.

On August 5, 2021, the holder of the August 8, 2020, convertible note in the amount of $110,000, elected to convert their entire note into 218,916 shares of common stock.

On October 15, 2021, the Company issued 50,000 shares of common stock to a consultant (Jospeh Manopella) for services valued at $31,500.

On October 25, 2021, the Company issued 100,000 shares of common stock to a consultant (James Fellus) for services valued at $63,000.

On May 6, 2022, the Company issued 500,000 shares of common stock to consultants (Christopher Snead) for services valued at $250,000.

On July 13, 2022, the Company issued 100,000 shares of common stock to a consultant (Tania Fellus) for services valued at $50,000.

On that same date, the Company issued another 100,000 shares of common stock to a consultant (Bryan Dumas) for services valued at $50,000.

On September 13, 2022, the Company issued 250,000 shares of common stock to a consultant (Phyllis Ann Francis) for services valued at $87,500.

On May 31, 2023, pursuant to Certificate of Designation for the Series C Preferred Stock, Mr. Vincent Napolitano converted 6,250,000 Series C Preferred shares into 25,000,000 common shares at par value $0.0001 of Stewards, Inc.

On May 31, 2023, the holder of the Series C Preferred Stock mutually agreed with Shaun Quin, current President and Glen Steward, current Chief Strategy Officer and as per the Master Acquisition Agreement, that upon the filing of the S-1 Registration and the public sale of the company’s common shares, that the Series C Preferred Shares will be redeemed and converted to common stock and split pro-rata amongst these Directors. The pro-rata split was agreed as such. Vincent Napolitano will hold 55.25% ownership; Shaun Quin will hold 29.75% ownership, and Glen Steward will hold 15% ownership of the converted Series C Preferred Stock to common shares of the company, which can be held in their personal names or transferred to an entity of their choosing.

Therefore, increasing the shareholding of Vincent Napolitano by 10,359,375 shares of common stock, Shaun Quin, through his nominated entity S & T Quin Family Limited Partnership by 5,578,125 shares of common stock and Glen Steward, through his nominated entity Stewards Investment Capital by 2,812,500 shares of common stock.

On June 7, 2023, the Company filed with the Secretary of State of the State of Nevada a Certificate of Amendment to the Articles of Incorporation to increase the authorized shares of Preferred Stock of the Company. The amendment increased the authorized shares of Preferred Stock the Company may issue from 25,000,000 shares to 50,000,000 shares of Preferred Stock, par value $0.0001 per share. The Amendment did not increase the Company’s authorized shares of Common Stock, which remained at 500,000,000 shares, par value $0.0001 per share.

On July 1, 2023, the Company issued 1,600,000 shares of common stock to a consultant (Liro Holdings/Rocco Trotta) for services valued at $400,000.

On July 7, 2023, the Company issued 15,000,000 shares of common stock to a consultant (Stewards Investment Capital (Glen Steward)) for services valued at $3,750,000.

On July 7, 2023, the Company issued 400,000 shares of common stock to another consultant (Gennaro Trotta) for services valued at $100,000.

On July 7, 2023, the Company issued another 20,000,000 shares of common stock to Favo Holdings, LLC (Vincent Napolitano and Shaun Quin) in accordance with the FAVO Group Acquisition. On the same date, the Company also issued a further 2,400,000 shares to LIRO Holdings LCC in lieu of the promissory note extension.

On November 27, 2023, the Company filed with the Secretary of State of the State of Nevada a Certificate of Amendment to the Articles of Incorporation to increase the authorized shares of Preferred Stock of the Company. The amendment increased the authorized shares of Preferred Stock the Company may issue from 50,000,000 shares to 100,000,000 shares of Preferred Stock, par value $0.0001 per share. The Amendment did not increase the Company’s authorized shares of Common Stock, which remained at 500,000,000 shares, par value $0.0001 per share.

On November 29, 2023, the Company filed with the Secretary of State of the State of Nevada a Certificate of Amendment to the Certificate of Designation for the Series C Preferred Stock to decrease its authorized shares of Series C preferred shares from 25,000,000 shares down to 18,750,000 shares.

On November 29, 2023, the Company we filed with the Secretary of State of the State of Nevada a Certificate of Amendment to the Certificate of Designation for the Series A Preferred Stock to increase its authorized shares of Series A preferred shares from 20,000,000 shares to 81,250,000 shares.

On December 5, 2023, the Company issued 200,000 shares of common stock to a third party (Earnest P. Hart) for services valued at $50,000.

From June 30, 2023, to December 5, 2023, the Company issued 28,420,000 shares of Series A Preferred stock to Forfront Capital, LLC in accordance with the FAVO Group acquisition.

On January 1, 2024, the Company issued 1,000,000 shares of common stock to a third party (Robin Paws) for the Simplified acquisition valued at $250,000.

On February 28, 2024, the Company issued 125,000 shares of common stock to a third party (Sebastian Darmodihardjo) for services valued at $31,250.

On April 19, 2024, the Company issued 600,000 shares of common stock to an investor (Liro Holdings (Rocco Trotta)) for shares valued at $150,000.

On June 18, 2024 the Company issued 600,000 shares of Series A Preferred stock to Forfront Capital, LLC as per the signed subscription agreement.

As of June 30, 2024, and December 31, 2023, 89,279,734 and 87,554,734 shares of common stock with par value of $0.0001 remains outstanding, respectively.

On July 24, 2024, the Company issued 200,000 shares to a third party (Earnest P. Hart)for services valued at $50,000.

On October 18, 2024 the Company issued 5,000,000 shares of Series A Preferred stock to Forfront Capital, LLC as per the signed subscription agreement.

On October 21, 2024 the Company issued 3,000,000 shares of Series A Preferred stock to Forfront Capital, LLC as per the signed subscription agreement.

On September 9, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain purchasers (the “Purchasers”) for the purchase and sale of Company’s securities. In an initial closing, the Company issued 8,000,000 of the Common Units, each such Common Unit consisted of one share of the Company’s common stock with a par value $0.0001 per share (“Common Stock”), common warrants (“Warrants”) to purchase one Common Stock, for every one share of common stock purchased and a pre-funded warrant (“Pre-funded Warrant”) to purchase 3/200th share of Common Stock purchased. Pursuant to the Securities Purchase Agreement, the Common Units were sold at a purchase price of $0.25 per share, with five-year Warrants having exercise price of $0.40 per share and the Pre-funded Warrants having exercise price of $0.0001 per share.

The sale of the Units to the Purchasers closed on December 12, 2025. The aggregate gross proceeds to the Company from the December 2024 offering were approximately $2,000,000 before deducting placement agent fees and expenses and other transaction costs of $207,600.

In a second closing, the Company issued 1,750,000 of the Common Units. Pursuant to the Securities Purchase Agreement, the Common Units were sold at a purchase price of $0.25 per share, with five-year Warrants having exercise price of $0.40 per share and the Pre-funded Warrants having exercise price of $0.0001 per share. The sale of the Common Units to the Purchasers closed on July 30, 2025. The aggregate gross proceeds to the Company from the July 2025 offering were approximately $437,500, before deducting placement agent fees and expenses and other transaction costs of $51,350.

The Company issued an additional 5% in common stock and 5% in warrants to all participants of the offering for the first and second closing, in lieu of the effectiveness deadline extension to December 31, 2025. As a result, the Company issued 487,500 shares of common stock and warrants to purchase 487,500 shares of common stock to the investors.

On May 8, 2025, the Company signed subscription agreements with Stewards International Funds PCC to purchase 32,000,000 shares of Series A preferred shares for a total investment of $8,000,000.

On May 9, 2025, pursuant to Certificate of Designation for the Series C Preferred Stock, Mr. Vincent Napolitano converted 18,750,000 Series C Preferred shares into 18,750,000 shares of common stock at par value $0.0001 of Stewards, Inc. On May 9, 2025, all outstanding shares of Series C preferred stock were converted on a one for one basis into common stock and distributed as follows; 1) VK Nap Family LLC, 10,359,375 shares 2) S&T Family Limited Partnership, 5,578,125 shares, and 3) Stewards Investment Capital, 2,812,500 shares.

On July 11, 2025, the Company entered into membership interest purchase agreement with Block 40 Investment Holding LLC, Block 40 Managers, LLC and Hollywood Circle Capital LLC (together “Block 40 entities”) for the acquisition of 100% of the equity interest of Block 40 entities by issuing common stock of 69,636,906 shares at $0.76 per share.

On July 14, 2025, the Company signed subscription agreements with Forfront Capital LLC to purchase 1,000,000 shares of Series A preferred shares for a total investment of $250,000.

On August 4, 2025, the Company signed subscription agreements with Stewards International Funds PCC to purchase 4,000,000 shares of Series A preferred shares for a total investment of $1,000,000.

The securities described above were issued pursuant to the Stewards, Inc. 2024 Incentive Plan or in reliance upon the exemption from the registration requirements of the Securities Act, as set forth in Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder relative to transactions by an issuer not involving any public offering, to the extent an exemption from such registration was required. The recipients of the securities in the transactions described above acquired the securities for their own account for investment purposes only and not with a view to, or for sale in connection with, any distribution thereof. Appropriate legends were affixed to the instruments representing such securities issued in such transactions.

On August 25, 2025, our board and shareholders approved the creation of Series B Preferred Stock and we later filed a certificate of designation with the State of Nevada. The certificate of designation provides that 10,000,000 authorized shares of preferred stock are designated as Series B Preferred Stock. The Series B Preferred Stock shall have no value in the event of the liquidation of our company or any rights to distributions declared by our company. After five years, the Series B Preferred Stock is convertible into shares of Common Stock on a 1 for 1 basis. Each share of Series B Preferred Stock is entitled to fifty (50) votes on any matter brought before the voting shareholders of our company.

Also on August 25, 2025, we entered into a Conversion Agreement with Forfront, LLC, an affiliate of our company, for it to convert 10,000,000 shares of Series A Preferred Stock into 10,000,000 shares of our newly created Series B Preferred Stock.

On September 2, 2025, the Company signed subscription agreements with Forfront Capital LLC to purchase 200,000 shares of Series A preferred shares for a total investment of $50,000

On October 14, 2025, the Company issued an automatic convertible promissory note in the principal amount of $400,000 to Rob Harpur. The note bears simple interest at 1.0% per annum and matures on October 14, 2026. At the holder’s option, all or any portion of the outstanding principal and accrued interest may be converted into shares of the Company’s common stock at a fixed conversion price of $0.76 per share. The note may also be prepaid by the Company prior to maturity upon written notice. The transaction provides a flexible financing mechanism that can convert into equity upon maturity or qualified financing, and the proceeds are intended to support general corporate and lending operations.

On October 30, 2025, FAVO Capital, Inc. (the “Company”) executed a Second Amendment to the Business Commission Agreement with Robinpaws LLC, a Florida limited liability company owned by Robin Nadeau-Camus. The amendment replaced all prior commission and renewal payment terms with a fixed compensation consisting of $460,000 in cash, payable over three months beginning January 1, 2026, and the issuance of 2,125,000 restricted shares of common stock at $0.76 per share. All other terms of the agreement remain unchanged. The amendment was executed in the ordinary course of business to settle prior compensation obligations and did not create any new debt or contingent liability.

On October 30, 2025, the Company’s Board of Directors approved and executed a Debt Exchange Agreement with 315-352 Associated, LLC and SHB Equities, LLC, pursuant to which outstanding promissory notes originally issued under Note Purchase Agreements dated April 1, 2021 and December 15, 2022, were exchanged for shares of the Company’s common stock. The aggregate principal and accrued interest of approximately $104,000 was converted into common shares at a fixed price of $0.76 per share. The transaction was approved by unanimous written consent of the Board and eliminates the related-party debt obligations from the Company’s balance sheet while strengthening shareholders’ equity.

On November 3, 2025, the Company, doing business as Stewards Inc., entered into a Securities Purchase Agreement (the “Agreement”) with Dolomite Foundation, a Cayman Islands foundation acting for itself and on behalf of its syndicate of investors (the “Dolomite Syndicate”). Pursuant to the Agreement, the Company agreed to issue pre-funded warrants to purchase up to 2,450,980 shares of its common stock. The economic value per warrant share is $4.08, based on the 30-trading-day volume-weighted average price (VWAP) of the Company’s common stock for the period from September 19, 2025 to October 30, 2025. The actual exercise price of the prefunded warrants is .0001 per share, with substantially all consideration delivered upfront via $DOLO tokens as in-kind payment. The transaction provides for an aggregate investment amount of $10,000,000, payable in $DOLO tokens as in-kind consideration. The warrants are structured in ten equal tranches of $1,000,000 each, becoming exercisable upon achievement of specified $DOLO 30-day VWAP milestones. Tokens will be held in a jointly controlled multi-signature wallet on the Arbitrum One blockchain, requiring a three-of-four authorization threshold (two company signatories and two investor signatories) for any release. Shares issued upon exercise of the warrants will be subject to a 12-month lock-up period, and all unissued tranches are subject to cancellation in the event that $DOLO’s 30-day VWAP falls below $0.01. The structure is designed to align the Company’s digital-asset exposure with Dolomite’s platform development milestones while minimizing immediate dilution and supporting the Company’s longer-term liquidity and capital-efficiency objectives. Proceeds of the transaction are intended to support continued growth of the Private Credit and Real Estate segments and the controlled implementation of the Company’s digital-asset strategy.

On November 14, 2025, the Company signed subscription agreements with Stewards International Funds PCC to purchase 1,280,000 shares of Series A preferred shares for a total investment of $320,000.

Item 16. Exhibits and Financial Statement Schedules.

EXHIBIT INDEX

Exhibit #	Exhibit Description	Incorporated by Reference Form	Date Filed	Exhibit #	To Be Filed By Amendment	File or Furnished Herewith

2.1	Membership Interest Purchase Agreement, dated May 30, 2023, with FAVO Funding CA LLC					X
2.2	Membership Interest Purchase Agreement, dated May 30, 2023, with FAVO Funding LLC					X
2.3	Membership Interest Purchase Agreement, dated May 30, 2023, with FAVO Group Human Resources LLC					X
2.4	Membership Interest Purchase Agreement, dated May 30, 2023, with FAVO Group LLC					X
2.5	Membership Interest Purchase Agreement, dated May 30, 2023, with FORE Funding CA LLC					X
2.6	Membership Interest Purchase Agreement, dated May 30, 2023, with FORE Funding LLC					X
2.7	Membership Interest Purchase Agreement, dated May 30, 2023, with Honeycomb Sub Fund LLC					X
2.8	Asset Purchase Agreement, dated December 2023					X
2.9	Membership Interest Purchase Agreement, dated July 11, 2025, with Block 40 Managers, LLC					X
2.10	Membership Interest Purchase Agreement, dated July 11, 2025, with Block 40 Investments Holdings, LLC					X
2.11	Membership Interest Purchase Agreement, dated July 11, 2025, with Hollywood Circle Capital LLC					X
3.1	Amended and Restated Articles of Incorporation of Favo Capital, Inc.					X
3.2	Amended and Restated Bylaws of Favo Capital, Inc.					X
3.3	Certificate of Designation for Series A Preferred Stock					X
3.4	Certificate of Designation for Series C Preferred Stock					X
3.5	Amended Certificate of Designation for Series C Preferred Stock					X
3.6	Second Amended Certificate of Designation for Series C Preferred Stock					X
3.7	Amended Certificate of Designation for Series A Preferred Stock					X
3.8	Certificate of Withdrawal for Series C Preferred Stock					X
3.9	Certificate of Designation for Series B Preferred Stock					X
3.10	Certificate of Amendment, dated November 12, 2025					X
4.1	Form of Warrant					X
4.2	Form of Prefunded Warrant					X
4.3	Promissory Note, dated June 1, 2023, in favor of Vincent Napolitano and Shaun Quin					X
4.4	Form of Secured Promissory Note					X
4.5	Convertible Promissory Note, dated October 14, 2025					X
4.6	Warrant Agreement, dated September 30, 2026					X
4.7	Form of Prefunded Warrant					X
5.1	Legal Opinion of the Doney Law Firm					X
10.1	Master Acquisition Financing Agreement, dated May 31, 2023					X
10.2	Form of Securities Purchase Agreement					X
10.3	Form of Registration Rights Agreement					X
10.4	Employment Agreement by and between Favo Capital, Inc. and Vincent Napolitano dated August 20, 2024					X
10.5	Employment Agreement by and between Favo Capital, Inc. and Shaun Quin dated August 21, 2024					X
10.6	Employment Agreement by and between Favo Capital, Inc. and Glen Steward dated August 21, 2024					X
10.7	Employment Agreement by and between Favo Capital, Inc. and Vaughan Korte dated August 21, 2024					X
10.8	Favo Capital 2024 Equity Incentive Plan					X
10.9	Consulting Agreement dated June 1, 2023, between Favo Capital, Inc. and Favo Holdings, LLC					X
10.10	Business Commission Agreement, dated January 1, 2024					X
10.11	Amendment to Business Commission Agreement, dated January 24, 2025					X
10.12	Amended Employment Agreement with Vaughan Korte, dated March 1, 2025					X
10.13	Conversion Agreement, dated August 25, 2025					X
10.14	Voting Agreement, dated August 25, 2025					X
10.15	Favo Capital, Inc. and Katy Murless dated September 1, 2025					X
10.16	Loan Agreement, dated September 1, 2025					X
10.17	Amendment to Loan Agreement, dated October 30, 2025					X
10.18	Securities Purchase Agreement, dated November 3, 2025					X
10.19	Second Amendment to Business Commission Agreement					X
10.20	Form of Note Purchase Agreement for Secured Promissory Notes					X
10.21	Employment Agreement by and between Favo Capital, Inc. and Scott McGowan, dated November 1, 2025					X
14.1	Code of Ethics					X
21.1	Subsidiaries of the Registrant					X
23.1	Consent of Turner, Stone & Company, L.L.P., independent registered public accounting firm					X
23.2	Consent of the Doney Law Firm (included in Exhibit 5.1)					X
107	Filing Fees					X

Item 17. Undertakings.

The undersigned hereby undertakes:

(1) To file, during any period in which offers, or sales are being made, a post-effective amendment to this registration statement:

(i) To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Securities and Exchange Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20 percent change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” or “Calculation of Filing Fee” table or exhibit in the effective registration statement; and

(iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement; provided, however, that paragraphs (l)(i), (l)(ii) and (l)(iii) of this section do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Securities and Exchange Commission by the registrant pursuant to Section 13 or Section 15(d) of the Securities Exchange Act of 1934 that are incorporated by reference in the registration statement;

(2) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

(3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(4) That, for the purpose of determining liability under the Securities Act of 1933 to any purchaser:

(i) Each prospectus filed by the registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(ii) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(l)(i), (vii), or (x) for the purpose of providing the information required by Section 10(a) of the Securities Act of 1933 shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof; provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date;

(5) That, for the purpose of determining liability of the registrant under the Securities Act of 1933 to any purchaser in the initial distribution of the securities, the undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(i) Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424;

(ii) Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(iii) The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

(iv) Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser;

(6) For purposes of determining any liability under the Securities Act, each filing of the registrant’s annual report pursuant to section 13(a) or section 15(d) of the Exchange Act (and, where applicable, each filing of an employee benefit plan’s annual report pursuant to section 15(d) of the Exchange Act) that is incorporated by reference in the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(7) For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(8) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement on Form S-1 to be signed on its behalf by the undersigned, thereunto duly authorized in Lauderhill, Florida, on November 17, 2025.

Stewards, Inc.

By:	/s/ Vincent Napolitano
Vincent Napolitano Chief Executive Officer, Principal Executive Officer and Director

By:	/s/ Katuischia Murless
Katuischia Murless
Title:	Chief Financial Officer, Principal Executive Officer, Principal Accounting Officer and Treasurer

POWER OF ATTORNEY

Each officer and director of Stewards, Inc. whose signature appears below constitutes and appoints the company’s President, Shaun Quin, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and revocation, for him or her and in his or her name, place and stead, in any and all capacities, to execute any or all amendments, including any post-effective amendments and supplements to this Registration Statement, and any additional Registration Statement filed pursuant to Rule 462, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto each said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that each said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

* * * *

Pursuant to the requirements of the Securities Act of 1933, this Form S-1 has been signed by the following persons in the capacities indicated on the dates specified.

By:	/s/ Vincent Napolitano
Vincent Napolitano Chief Executive Officer and Director
November 17, 2025

By:	/s/ Katuischia Murless
Katuischia Murless
Title:	Chief Financial Officer, Principal Executive Officer, Principal Accounting Officer and Treasurer
Date:	November 17, 2025

By:	/s/ Glen Steward
Glen Steward
Title:	Chief Strategy Officer and Director
Date:	November 17, 2025

By:	/s/ Shaun Quin
Shaun Quin
Title:	President and Director
Date:	November 17, 2025

By:	/s/ Wael Barsoum
Wael Barsoum
Title:	Director
Date:	November 17, 2025

By:	/s/ Zachary Graeve
Zachary Graeve
Title:	Director
Date:	November 17, 2025

Note 16– Subsequent Events

Subsequent events have been evaluated through April 15, 2025, which is the date these Consolidated Financial Statements were available for issuance. Except for the events noted below, we are not aware of any subsequent events that would require recognition or disclosure in the Consolidated Financial Statements.

On February 12, 2025, the Company’s Board approved the following in line with the letter of engagement signed with D Boral Capital LLC regarding the Company’s underwritten offering. To offer and sell (i) $15,000,000 in shares of common stock or more depending on the outcome once underwritten, (ii) an overallotment of 15% of the offering in shares of common stock at the option of Boral Securities (the “Option Shares”), and (iii) the Corporation is authorized to file a resale prospectus for the selling shareholders of the Corporation that participated in the bridge financing and signed registration rights agreements.

On February 28, 2025 the Company issued Robinpaws LLC 2,000,000 shares of common stock in line with the business purchase agreement for Simplified Companies acquisition.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

CONDENSED CONSOLIDATED BALANCE SHEETS

(Unaudited)

	September 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
ASSETS

CURRENT ASSETS
Cash, cash equivalents	$1,918,454	$2,751,386
Restricted cash	4,311,002	—
Advance receivables (net of allowance for credit losses of $19,867,174 and $19,034,976 as of September 30, 2025 and December 31, 2024, respectively)	11,011,351	14,542,518
Prepaid expense	993,077	—
Other current assets	139,743	109,753
Due from related parties	45,263	41,307
Total current assets	18,418,890	17,444,964

Fixed assets, net	177,852,867	143,806
Intangible assets, net	3,919,717	705,000
Goodwill	1,219,134	1,219,134
Operating lease right-of-use asset	250,320	352,262
Other assets	66,845	371

TOTAL ASSETS	$201,727,773	$19,865,537

LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIT

CURRENT LIABILITIES
Accounts payable and accrued liabilities	$6,314,747	$1,528,228
Syndicate payable	4,959,921	5,284,505
Due to related parties - current	1,600,000	1,600,000
Deferred consideration - current	213,827	207,721
Other current liabilities	281,567	—
Operating lease liabilities - current	148,839	146,280
Total current liabilities	13,518,901	8,766,734

Operating lease liabilities	105,919	203,369
Due to related parties	—	1,600,000
Other non-current liabilities	338,586	—
Deferred consideration	227,215	351,172
Long-term debt	73,625,000	—
Notes payable, net	36,400,527	32,229,267
Total liabilities	124,216,148	43,150,542

Commitments and contingencies (Note 12)

MEZZANINE EQUITY
Redeemable noncontrolling interest	14,435,532	—

STOCKHOLDERS’ EQUITY (DEFICIT)
Series A preferred stock, par value $0.0001 per share; 71,250,000 and 81,250,000 shares authorized; 64,220,000 and 37,020,000 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	6,422	3,702
Series B preferred stock, par value $0.0001 per share; 10,000,000 shares authorized; 10,000,000 and 0 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	1,000	—
Series C preferred stock, par value $0.0001 per share; 18,750,000 shares authorized; 0 and 18,750,000 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	—	1,875
Common stock, par value $0.0001 per share; 500,000,000 shares authorized; 190,104,140 and 97,479,734 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	19,011	9,748
Paid-in capital	75,958,090	14,315,979
Stock subscription receivable	(833,324)	(1,770,827)
Accumulated deficit	(51,228,402)	(35,848,153)
Accumulated other comprehensive income	5,151	2,671
Non controlling interest	39,148,145	—
Total stockholders’ equity (deficit)	63,076,093	(23,285,005)

TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT)	$201,727,773	$19,865,537

The accompanying notes are an integral part of these condensed consolidated financial statements.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS

(Unaudited)

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Revenues:
Income, financing and brokerage	$3,021,874	$3,113,693	$9,702,278	$9,566,571
Income from rental property	2,311,855	—	2,311,855	—
Total revenues	5,333,729	3,113,693	12,014,133	9,566,571

Cost of revenue, financing and brokerage	700,901	602,641	2,077,306	1,727,626

Gross profit	4,632,828	2,511,052	9,936,827	7,838,945

Operating expenses:
General and administrative expenses	7,134,472	1,916,196	11,315,716	5,571,086
Provision for credit losses	491,918	543,902	1,539,292	3,106,144
Professional fees	717,538	610,057	2,044,950	1,757,637
Total operating expenses	8,343,928	3,070,155	14,899,958	10,434,867

Loss from operations	(3,711,100)	(559,103)	(4,963,131)	(2,595,922)

Other income (expense):
Interest expense	(2,715,575)	(1,251,370)	(5,498,192)	(3,379,040)
Loss on write down of investment	—	(232)	—	(1,917)
Other losses	(79,616)	(7,602)	(27,494)	(19,756)
Total other income (expense):	(2,795,191)	(1,259,204)	(5,525,686)	(3,400,713)

Net loss before income taxes	(6,506,291)	(1,818,307)	(10,488,817)	(5,996,635)

Income tax provision	(11,084)	—	(11,084)	—

Net loss	$(6,517,375)	$(1,818,307)	$(10,499,901)	$(5,996,635)

Net income attributable to noncontrolling interest	(472,307)	—	(472,307)	—
Net income attributable to redeemable noncontrolling interest	(96,482)	—	(96,482)	—
Net loss attributable to Stewards, Inc.	$(7,086,164)	$(1,818,307)	$(11,068,690)	$(5,996,635)

Amounts attributable to Stewards, Inc.:
Net loss	(7,086,164)	(1,818,307)	(11,068,690)	(5,996,635)
Deemed dividend from conversion of preferred stock	(3,700,000)	—	(3,700,000)	—
Dividend on preferred stock	(262,347)	(108,825)	(611,559)	(323,771)

Net loss applicable to common stockholders	$(11,048,511)	$(1,927,132)	$(15,380,249)	$(6,320,406)

Net loss per common share - basic and diluted	$(0.06)	$(0.02)	$(0.12)	$(0.07)

Weighted-average common shares outstanding - basic and diluted	183,789,802	93,279,734	132,552,248	91,789,844

Comprehensive loss:
Net loss	$(6,517,375)	$(1,818,307)	$(10,499,901)	$(5,996,635)
Unrealized gain (loss) on foreign currency translation	—	(580)	2,480	(1,033)

Total comprehensive loss	$(6,517,375)	$(1,818,887)	$(10,497,421)	$(5,997,668)

The accompanying notes are an integral part of these condensed consolidated financial statements.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT)

(Unaudited)

	Mezzanine Equity	Stockholders' Equity (Deficit)

		Series A Preferred Stock		Series B Preferred Stock		Series C Preferred Stock		Common Stock
	Redeemable Noncontrolling Interest	Number of Shares	Par Value	Number of Shares	Par Value	Number of Shares	Par Value	Number of Shares	Par Value	Paid-In Capital	Stock Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income	Non Controlling Interest	Total Stockholders’ Equity (Deficit)
Balances as at December 31, 2024	$—	37,020,000	$3,702	—	—	18,750,000	$1,875	97,479,734	$9,748	$14,315,979	$(1,770,827)	$(35,848,153)	$2,671	$—	$(23,285,005)
Common stock issued for Simplified Companies acquisition	—	—	—	—	—	—	—	2,000,000	200	(200)	—	—	—	—	—
Issuance of common stock for stock subscription receivable	—	—	—	—	—	—	—	—	—	—	312,501	—	—	—	312,501
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	—	(138,825)	—	—	(138,825)
Net loss	—	—	—	—	—	—	—	—	—	—	—	(1,773,330)	2,480	—	(1,770,850)
Balances as at March 31, 2025	$—	37,020,000	$3,702	—	$—	18,750,000	$1,875	99,479,734	$9,948	$14,315,779	$(1,458,326)	$(37,760,308)	$5,151	$—	$(24,882,179)
Conversion of Series C preferred stock to common stock	—	—	—	—	—	(18,750,000)	(1,875)	18,750,000	1,875	—	—	—	—	—	—
Issuance of Series A preferred stock	—	32,000,000	3,200	—	—	—	—	—	—	7,996,800	—	—	—	—	8,000,000
Issuance of common shares for stock subscription receivable	—	—	—	—	—	—	—	—	—	—	312,501	—	—	—	312,501
Issuance of common stock and warrants related to registration rights payment arrangement	—	—	—	—	—	—	—	400,000	40	151,108	—	—	—	—	151,148
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	—	(210,387)	—	—	(210,387)
Net loss	—	—	—	—	—	—	—	—	—	—	—	(2,209,196)	—	—	(2,209,196)
Balances as at June 30, 2025	$—	69,020,000	$6,902	—	$—	—	$—	118,629,734	$11,863	$22,463,687	$(1,145,825)	$(40,179,891)	$5,151	$—	$(18,838,113)

Conversion of Series A to Series B preferred stock	—	(10,000,000)	(1,000)	10,000,000	1,000	—	—	—	—	3,700,000	—	$(3,700,000)	—	—	—
Issuance of Series A preferred stock	—	5,200,000	520	—	—	—	—	—	—	1,299,480	—	—	—	—	1,300,000
Issuance of common stock for stock subscription receivable	—	—	—	—	—	—	—	—	—	—	312,501	—	—	—	312,501
Issuance of common stock for Block 40 acquisition and acquired noncontrolling interest	13,239,051	—	—	—	—	—	—	69,636,906	6,964	48,042,501	—	—	—	38,675,838	86,725,303
Issuance of redeemable preferred stock to noncontrolling interest	1,100,000	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Accrued dividend on noncontrolling interest		—	—	—	—	—	—	—	—	—	—	—	—
Issuance of common stock from private offering, net of issuance costs	—	—	—	—	—	—	—	1,750,000	175	385,975	—	—	—	—	386,150
Issuance of common stock and warrants related to registration rights payment arrangement	—	—	—	—	—	—	—	87,500	9	66,446	—	—	—	—	66,455
Dividend on noncontrolling interest	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	—	(262,347)			(262,347)
Net loss (income)	96,482	—	—	—	—	—	—	—	—	—	—	(7,086,164)	—	472,307	(6,613,857)

Balances as at September 30, 2025	$14,435,532	64,220,000	$6,422	10,000,000	$1,000	—	$—	190,104,140	$19,011	$75,958,090	$(833,324)	(51,228,402)	$5,151	$39,148,145	$63,076,093

	Series A Preferred Stock		Series B Preferred Stock		Series C Preferred Stock		Common Stock

	Number of Shares	Par Value	Number of Shares	Par Value	Number of Shares	Par Value	Number of Shares	Par Value	Paid-In Capital	Stock Subscription Receivable	Accumulated Deficit	Other Comprehensive Income (Loss)	Total Stockholders’ Deficit
Balances as at December 31, 2023	28,420,000	$2,842	—	—	18,750,000	$1,875	87,554,734	$8,755	$9,154,182	$(3,020,831)	$(26,726,777)	$—	$(20,579,954)
Common stock issued for Simplified Companies acquisition	—	—	—	—	—	—	1,000,000	100	249,900	—	—	—	250,000
Deferred equity consideration on Simplified Companies acquisition	—	—	—	—	—	—	—	—	740,000	—	—	—	740,000
Common stock issued for services	—	—	—	—	—	—	125,000	13	31,237	—	—	—	31,250
Issuance of common shares for stock subscription receivable	—	—	—	—	—	—	—	—	—	312,501	—	—	312,501
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	(106,575)	—	(106,575)
Net loss	—	—	—	—	—	—	—	—	—	—	(2,101,203)	(4,678)	(2,105,881)
Balances as at March 31, 2024	28,420,000	$2,842	—	$—	18,750,000	$1,875	88,679,734	$8,868	$10,175,319	$(2,708,330)	$(28,934,555)	$(4,678)	$(21,458,659)
Common stock issued for promissory note extension	—	—	—	—	—	—	—	—	—	—	—	—	—
Issuance of common shares for stock subscription receivable	—	—	—	—	—	—	—	—	—	312,501	—	—	312,501
Preferred Stock issuances	600,000	60	—	—	—	—	—	—	149,940	—	—	—	150,000
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	(108,371)	—	(108,371)
Net loss	—	—	—	—	—	—	—	—	—	—	(2,077,125)	4,225	(2,072,900)

Balances as at June 30, 2024	29,020,000	$2,902	—	$—	18,750,000	$1,875	88,679,734	$8,868	$10,325,259	$(2,395,829)	$(31,120,051)	$(453)	$(23,177,429)
Common stock issued for promissory note extension	—	—	—	—	—	—	600,000	60	149,940	—	—	—	150,000
Issuance of common shares for stock subscription receivable	—	—	—	—	—	—	—	—	—	312,501	—	—	312,501
Common stock issued for services	—	—	—	—	—	—	200,000	20	49,980	—	—	—	50,000
Series A Preferred Stock cash dividend	—	—	—	—	—	—	—	—	—	—	(108,825)	—	(108,825)
Net loss	—	—	—	—	—	—	—	—	—	—	(1,818,307)	(580)	(1,818,887)

Balances as at September 30, 2024	29,020,000	$2,902	—	$—	18,750,000	$1,875	89,479,734	$8,948	$10,525,179	$(2,083,328)	$(33,047,183)	$(1,033)	$(24,592,641)

The accompanying notes are an integral part of these condensed consolidated financial statements.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

(Unaudited)

	Nine Months Ended
	September 30, 2025	September 30, 2024
Cash Flows From Operating Activities
Net loss	$(10,499,901)	$(5,996,635)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation	1,505,361	46,919
Amortization of intangible assets	2,022,025	146,250
Loss on sale of investments	—	1,917
Amortization of debt issuance costs	56,250	28,125
Interest expense on deferred consideration	54,646	72,678
Operating lease right-of-use asset amortization	101,942	97,192
Provision for credit losses	1,539,292	3,106,144
Issuance of common stock and warrants related to registration rights payment arrangement	217,603	—
Issuance of common stock for services	—	81,250
Amortization of stock subscription receivable	937,503	937,503
Accrued dividend on redeemable noncontrolling interest	—	—
Changes in assets and liabilities:
Advance receivables, net	5,029,324	(1,807,822)
Other current assets	131,223	(63,639)
Accounts payable and accrued liabilities	(263,515)	288,594
Syndicate payable	(324,584)	(1,632,943)
Due from related parties	(3,956)	(38,792)
Other non-current assets	(66,474)	371
Other non-current liabilities	338,586	(45,400)
Due to a related party	—	(86,437)
Operating lease liabilities	(94,891)	(95,164)
Net cash provided by (used in) operating activities	680,434	(4,959,889)

Cash Flows From Investing Activities
Purchases of property and equipment	(37,179)	(71,895)
Cash paid for acquisition of a business	—	(400,000)
Payment of deferred consideration	(172,497)	(172,497)
Cash assumed from the acquisition	690,231	—
Cash advanced under promissory note to Block 40	(5,000,000)	—
Net cash used in investing activities	(4,519,445)	(644,392)

Cash Flows From Financing Activities
Proceeds from notes payable	$4,965,010	$7,165,217
Repayment of notes payable	(850,000)	—
Payments made against promissory notes payable, related party	(1,600,000)	(600,000)
Proceeds from the issuance of Series A preferred stock	9,300,000	150,000
Repayment of long-term debt	(5,375,000)	—
Proceeds from the issuance of common stock	386,150	—
Proceeds from issuance of redeemable preferred stock to noncontrolling interest	1,100,000	—
Series A Preferred Stock cash dividend	(611,559)	(323,771)
Payments made against notes payable, related party	—	(1,500,000)
Net cash provided by financing activities	7,314,601	4,891,446

Net change in cash, cash equivalents and restricted cash	3,475,590	(712,835)

Effect of Exchange Rate Changes on Cash	2,480	(1,033)
Cash, Cash Equivalents and Restricted Cash, Beginning	2,751,386	1,147,295

Cash, Cash Equivalents and Restricted Cash, Ending	$6,229,456	$433,427

SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION
Cash paid for interest	$5,132,279	$3,173,659
Cash paid for income taxes	$—	$—

SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Acquisition of real estate property in exchange of common stocks, excluding cash assumed	$47,359,234	$—
Effective settlement of promissory note to Block 40 at acquisition	$5,161,000	$—
Deemed dividend from conversion of Series A to Series B preferred stock	$3,700,000	$—
Issuance of deferred equity consideration	$200	$—
Common stock issued at acquisition	$—	$250,000
Deferred equity consideration at acquisition	$—	$740,000
Other deferred consideration at acquisition	$—	$519,972
Issuance of common stock for promissory note extension	$—	$150,000

The accompanying notes are an integral part of these condensed consolidated financial statements.

STEWARDS, INC. (FORMERLY FAVO CAPITAL, INC.)

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)